CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net loss	$ (19,376)	$ (1,109)	$ (12,024)	$ (9,964)
Adjustments:
Depreciation	52	80	253	312
Stock-based compensation expense	1,924	181	1,022	1,158
Bad debt (recoveries) expense	(124)	82	1,177	1,590
Noncash lease costs	0	230	230	248
Noncash amortization of debt discount	104	0
Noncash interest expense associated with convertible debt	243	0	1,370	694
Noncash change in fair value of derivatives	10,397	0
Other	12	30	44	308
Changes in operating assets and liabilities:
Accounts receivable	(198)	(502)	(1,802)	(2,138)
Prepaid expenses and other current assets	(5,970)	0	(283)	87
Accounts payable	1,309	(594)	(397)	(3,327)
Accrued expenses and other current liabilities	(2,969)	796	3,172	1,741
Deferred revenue	591	438	390	(501)
Net cash used in operating activities	(14,005)	(368)	(6,848)	(9,792)
Cash flows from investing activities
Purchase of property, equipment, and software	(788)	0	(87)	(5)
Proceeds from sale of property and equipment				20
Net cash provided by (used in) investing activities	(788)	0	(87)	15
Cash flows from financing activities
Proceeds from exercise of stock options	127	40	334	97
Proceeds from convertible promissory notes	29,374	0	31,470	4,624
Proceeds from Series A preferred stock, net				3,490
Proceeds from related party payables				645
Trust proceeds from recapitalization	582	0
Restricted cash received related to Forward Share Purchase Agreements	39,032	0
Transaction costs associated with recapitalization	(10,397)	0	(855)
Payments on related party payables	(7)	(65)	(253)
Net cash provided by (used in) financing activities	58,711	(25)	30,696	8,856
Net increase (decrease) in cash, cash equivalents, and restricted cash	43,918	(393)	23,761	(921)
Cash, cash equivalents, and restricted cash, beginning of period	28,695	4,934	4,934	5,855
Cash, cash equivalents, and restricted cash, end of period	72,613	4,541	28,695	4,934
Supplemental disclosure of non-cash financing activities
Stockholder contribution for debt issuance costs	924	0
Conversion of promissory notes into common stock	33,024	0		$ 11,838
Forward share purchase agreements	14,170	0
Private warrants	3,916	0
Sponsor shares subject to earnout conditions	6,867	0
Stockholder earn-out rights	$ 26,131	$ 0
Transaction costs associated with recapitalization in accounts payable and accrued expenses			$ 1,985